Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jul 29, 2013
Document Effective Date	Jul 29, 2013
Prospectus Date	Jul 29, 2013
Hodges Fund | Retail Class
Risk/Return:
Trading Symbol	HDPMX
Hodges Fund | Institutional Class
Risk/Return:
Trading Symbol	HDPIX
Hodges Small Cap Fund | Retail Class
Risk/Return:
Trading Symbol	HDPSX
Hodges Small Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	HDSIX
Hodges Blue Chip 25 Fund | Retail Class
Risk/Return:
Trading Symbol	HDPBX
Hodges Equity Income Fund | Retail Class
Risk/Return:
Trading Symbol	HDPEX
Hodges Pure Contrarian Fund | Retail Class
Risk/Return:
Trading Symbol	HDPCX

Hodges Fund
Hodges Fund
Investment Objective
The Hodges Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hodges Fund	Retail Class	Institutional Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase (Retail Class) and within 60 days of purchase (Institutional Class))	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hodges Fund	Retail Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	none
Other Expenses	0.33%	0.29%
Total Annual Fund Operating Expenses	1.43%	1.14%

Example
This Example is intended to help you compare the costs of investing in the Hodges Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Hodges Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hodges Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	146	452	782	1,713
Institutional Class	116	362	628	1,386

Portfolio Turnover
The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Hodges Fund’s performance.  During the most recent fiscal year, the Hodges Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
The Hodges Fund invests in common stocks of companies of any market capitalization, small, medium or large.  The Fund managers invest in what could be described as value situations.  In selecting investments, the Advisor can also invest where it is deemed appropriate in companies whose shares are out of favor, but appear to have prospects for above-average growth over an extended period of time.

Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets.  The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks or security indices.  The Fund may also sell options and write “covered” call options.

The Hodges Fund may also invest up to 25% of its net assets in moderate growth stocks whose shares offer a high dividend yield and in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts (“ADRs”).

The Advisor will consider selling a security in the Hodges Fund’s portfolio if that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Hodges Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock.  The Fund’s portfolio turnover could exceed 100% in a given year.  A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Hodges Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Hodges Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Hodges Fund may seek to hedge investments or realize additional gains through short sales.  Because the Hodges Fund may short positions it does not own, potential losses to the Hodges Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Hodges Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Hodges Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Performance
The following performance information provides some indication of the risks of investing in the Hodges Fund.  The bar chart below illustrates how Retail Class shares of the Hodges Fund’s total returns have varied from year to year.  The table below illustrates how the Hodges Fund’s average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index.  The Hodges Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Hodges Fund Calendar Year Total Returns Retail Class

The Hodges Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2013 was 28.92%.

Highest Quarterly Return:	2Q, 2003	45.08%

Lowest Quarterly Return:	4Q, 2008	-32.21%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns Hodges Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Retail Class	Retail Class Shares Return Before Taxes	16.07%	(3.49%)	10.90%
Institutional Class	Institutional Class Shares Return Before Taxes	16.10%	(3.29%)	11.15%
After Taxes on Distributions Retail Class	Retail Class Shares Return After Taxes on Distributions	16.07%	(3.52%)	10.68%
After Taxes on Distributions and Sale of Fund Shares Retail Class	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	10.45%	(2.94%)	9.75%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

Institutional Class shares commenced operations on December 1, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Hodges Fund’s Retail Class shares, adjusted to reflect Institutional Class expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hodges Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Hodges Fund’s performance.  During the most recent fiscal year, the Hodges Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Hodges Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Hodges Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Hodges Fund invests in common stocks of companies of any market capitalization, small, medium or large.  The Fund managers invest in what could be described as value situations.  In selecting investments, the Advisor can also invest where it is deemed appropriate in companies whose shares are out of favor, but appear to have prospects for above-average growth over an extended period of time.

Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets.  The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks or security indices.  The Fund may also sell options and write “covered” call options.

The Hodges Fund may also invest up to 25% of its net assets in moderate growth stocks whose shares offer a high dividend yield and in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts (“ADRs”).

The Advisor will consider selling a security in the Hodges Fund’s portfolio if that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Hodges Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock.  The Fund’s portfolio turnover could exceed 100% in a given year.  A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Hodges Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Hodges Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Hodges Fund may seek to hedge investments or realize additional gains through short sales.  Because the Hodges Fund may short positions it does not own, potential losses to the Hodges Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Hodges Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Hodges Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Hodges Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Hodges Fund.  The bar chart below illustrates how Retail Class shares of the Hodges Fund’s total returns have varied from year to year.  The table below illustrates how the Hodges Fund’s average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index.  The Hodges Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Hodges Fund. The bar chart below illustrates how Retail Class shares of the Hodges Fund's total returns have varied from year to year
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Hodges Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Hodges Fund Calendar Year Total Returns Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Hodges Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2013 was 28.92%.

Highest Quarterly Return:	2Q, 2003	45.08%

Lowest Quarterly Return:	4Q, 2008	-32.21%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	28.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.21%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Institutional Class shares commenced operations on December 1, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Hodges Fund’s Retail Class shares, adjusted to reflect Institutional Class expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Annual Return 2003	rr_AnnualReturn2003	80.24%
Annual Return 2004	rr_AnnualReturn2004	24.45%
Annual Return 2005	rr_AnnualReturn2005	17.26%
Annual Return 2006	rr_AnnualReturn2006	17.77%
Annual Return 2007	rr_AnnualReturn2007	8.47%
Annual Return 2008	rr_AnnualReturn2008	(49.49%)
Annual Return 2009	rr_AnnualReturn2009	36.26%
Annual Return 2010	rr_AnnualReturn2010	21.08%
Annual Return 2011	rr_AnnualReturn2011	(13.42%)
Annual Return 2012	rr_AnnualReturn2012	16.07%
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.49%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.90%
Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.52%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.68%
Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.75%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.29%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.15%

Hodges Small Cap Fund
Hodges Small Cap Fund
Investment Objective
The Hodges Small Cap Fund (the “Small Cap Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hodges Small Cap Fund	Retail Class	Institutional Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase(Retail Class) and within 60 days of purchase (Institutional Class))	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hodges Small Cap Fund		Retail Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.28%	0.19%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.39%	1.05%
Fee Waiver and/or Expense Reimbursement/Recoupment		0.02%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	[1]	1.41%	1.08%
[1]	The Advisor has contractually agreed to reduce its fees and pay the Small Cap Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Small Cap Fund to 1.40% and Institutional Class shares of the Small Cap Fund to 1.15% of the Fund's average net assets (the "Expense Caps"). The Expense Caps will remain in effect at least until July 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hodges Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	144	442	762	1,670
Institutional Class	110	337	582	1,285

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund’s performance.  During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small capitalization (“small cap”) companies.  The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index.  The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above-average growth prospects.  The remaining 20% of the Fund’s net assets may be invested in the stocks of micro, mid and large capitalization companies, investment grade debt securities, U.S. government securities and other investment companies including Exchange-Traded Funds.  Although most of the Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, and in ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective.  Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets.  The Fund uses a “bottom-up” approach in investing.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks, currencies or security indices.  The Fund may also sell options purchased and write “covered” call options.

The Advisor considers selling a security in the Small Cap Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Small Cap Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.  The Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note:  Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Cap Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets.  Shareholders will be provided 30 days’ written notice upon such conditions.  If the Small Cap Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Small Cap Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Small Cap Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Small Cap Fund may seek to hedge investments or realize additional gains through short sales.  Because the Small Cap Fund may short positions it does not own, potential losses to the Small Cap Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Small Cap Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Small Cap Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Small Cap Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Performance
The following performance information provides some indication of the risks of investing in the Small Cap Fund.  The bar chart below illustrates how Retail Class shares of the Small Cap Fund’s total returns have varied from year to year.  The table below illustrates how the Small Cap Fund’s average annual total returns for 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Small Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Hodges Small Cap Fund Calendar Year Total Returns Retail Class

The Small Cap Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2013 was 19.47%.

Highest Quarterly Return:	3Q, 2009	29.98%

Lowest Quarterly Return:	2Q, 2009	-29.73%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns Hodges Small Cap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Retail Class Shares Return Before Taxes	20.67%	8.45%	7.85%	Dec 18, 2007
Institutional Class	Institutional Class Shares Return Before Taxes	21.08%	8.83%	8.22%	Dec 18, 2007
After Taxes on Distributions Retail Class	Retail Class Shares Return After Taxes on Distributions	20.17%	8.02%	7.42%
After Taxes on Distributions and Sale of Fund Shares Retail Class	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares	14.04%	7.19%	6.66%
Russell 2000�� Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	3.87%	Dec 18, 2007

The Small Cap Fund commenced operations on December 18, 2007.  Institutional Class shares commenced operations on December 1, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Small Cap Fund’s Retail Class shares, adjusted to reflect Institutional Class expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hodges Small Cap Fund (the “Small Cap Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund’s performance.  During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small capitalization (“small cap”) companies.  The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index.  The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above-average growth prospects.  The remaining 20% of the Fund’s net assets may be invested in the stocks of micro, mid and large capitalization companies, investment grade debt securities, U.S. government securities and other investment companies including Exchange-Traded Funds.  Although most of the Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, and in ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective.  Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets.  The Fund uses a “bottom-up” approach in investing.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks, currencies or security indices.  The Fund may also sell options purchased and write “covered” call options.

The Advisor considers selling a security in the Small Cap Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Small Cap Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.  The Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note:  Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Cap Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets.  Shareholders will be provided 30 days’ written notice upon such conditions.  If the Small Cap Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Small Cap Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Small Cap Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Small Cap Fund may seek to hedge investments or realize additional gains through short sales.  Because the Small Cap Fund may short positions it does not own, potential losses to the Small Cap Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Small Cap Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Small Cap Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Small Cap Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Small Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Small Cap Fund.  The bar chart below illustrates how Retail Class shares of the Small Cap Fund’s total returns have varied from year to year.  The table below illustrates how the Small Cap Fund’s average annual total returns for 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Small Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Small Cap Fund. The bar chart below illustrates how Retail Class shares of the Small Cap Fund's total returns have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Small Cap Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Hodges Small Cap Fund Calendar Year Total Returns Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Small Cap Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2013 was 19.47%.

Highest Quarterly Return:	3Q, 2009	29.98%

Lowest Quarterly Return:	2Q, 2009	-29.73%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.73%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Small Cap Fund commenced operations on December 18, 2007.  Institutional Class shares commenced operations on December 1, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Small Cap Fund’s Retail Class shares, adjusted to reflect Institutional Class expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
Russell 2000�� Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2007
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	1.41%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	762
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,670
Annual Return 2008	rr_AnnualReturn2008	(40.62%)
Annual Return 2009	rr_AnnualReturn2009	49.22%
Annual Return 2010	rr_AnnualReturn2010	35.56%
Annual Return 2011	rr_AnnualReturn2011	4.40%
Annual Return 2012	rr_AnnualReturn2012	20.67%
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2007
Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Retail Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	1.08%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	582
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,285
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2007

[1]	The Advisor has contractually agreed to reduce its fees and pay the Small Cap Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Small Cap Fund to 1.40% and Institutional Class shares of the Small Cap Fund to 1.15% of the Fund's average net assets (the "Expense Caps"). The Expense Caps will remain in effect at least until July 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Hodges Blue Chip 25 Fund
Hodges Blue Chip 25 Fund
Investment Objective
The Hodges Blue Chip 25 Fund (the “Blue Chip 25 Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip 25 Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hodges Blue Chip 25 Fund Retail Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hodges Blue Chip 25 Fund Retail Class
Management Fees		0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		1.57%
Total Annual Fund Operating Expenses		2.47%
Fee Waiver and/or Expense Reimbursement		(1.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.30%
[1]	The Advisor has contractually agreed to reduce its fees and pay the Blue Chip 25 Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Retail Class shares of the Blue Chip 25 Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Blue Chip 25 Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Blue Chip 25 Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Blue Chip 25 Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hodges Blue Chip 25 Fund Retail Class	132	658	1,210	2,718

Portfolio Turnover
The Blue Chip 25 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Blue Chip 25 Fund’s performance.  During the most recent fiscal year, the Blue Chip 25 Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Blue Chip 25 Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization equity securities.  The Blue Chip 25 Fund defines large capitalization companies as those whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index.  The Fund will generally hold 25 positions, although from time to time, the Fund may hold as few as 20 and as many as 30 positions depending on market conditions. The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  While the Blue Chip 25 Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange, including ADRs, EDRs and GDRs.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks, currencies or security indices.  Although not a primary investment strategy, the Fund may also engage in short selling and may sell options purchased and write “covered” call options.

The Advisor will consider selling a security in the Blue Chip 25 Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential.  Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  While the Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Fund’s portfolio turnover may vary depending on market conditions in any given year.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Blue Chip 25 Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Blue Chip 25 Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Blue Chip 25 Fund may seek to hedge investments or realize additional gains through short sales.  Because the Blue Chip 25 Fund may short positions it does not own, potential losses to the Blue Chip 25 Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Blue Chip 25 Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Blue Chip 25 Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Blue Chip 25 Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

Performance
The following performance information provides some indication of the risks of investing in the Blue Chip 25 Fund.  The bar chart below illustrates how shares of the Blue Chip 25 Fund’s total returns have varied since inception.  The table below illustrates how the Blue Chip 25 Fund’s average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index.  The Blue Chip 25 Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Hodges Blue Chip 25 Fund Calendar Year Total Returns Retail Class

The Blue Chip 25 Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2013 was 16.37%.
Highest Quarterly Return:	4Q, 2011	9.46%

Lowest Quarterly Return:	3Q, 2011	-12.44%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns Hodges Blue Chip 25 Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Return Before Taxes	12.66%	7.37%	Sep 10, 2009
After Taxes on Distributions Retail Class	Return After Taxes on Distributions	12.16%	7.03%
After Taxes on Distributions and Sale of Fund Shares Retail Class	Return After Taxes on Distributions and Sale of Fund Shares	8.86%	6.31%
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	16.42%	12.49%	Sep 10, 2009

The Blue Chip 25 Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Blue Chip 25 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hodges Blue Chip 25 Fund (the “Blue Chip 25 Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip 25 Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Blue Chip 25 Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Blue Chip 25 Fund’s performance.  During the most recent fiscal year, the Blue Chip 25 Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Blue Chip 25 Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Blue Chip 25 Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Blue Chip 25 Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Blue Chip 25 Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization equity securities.  The Blue Chip 25 Fund defines large capitalization companies as those whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index.  The Fund will generally hold 25 positions, although from time to time, the Fund may hold as few as 20 and as many as 30 positions depending on market conditions. The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  While the Blue Chip 25 Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange, including ADRs, EDRs and GDRs.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S.traded stocks, currencies or security indices.  Although not a primary investment strategy, the Fund may also engage in short selling and may sell options purchased and write “covered” call options.

The Advisor will consider selling a security in the Blue Chip 25 Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential.  Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  While the Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Fund’s portfolio turnover may vary depending on market conditions in any given year.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Blue Chip 25 Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Blue Chip 25 Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Blue Chip 25 Fund may seek to hedge investments or realize additional gains through short sales.  Because the Blue Chip 25 Fund may short positions it does not own, potential losses to the Blue Chip 25 Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Blue Chip 25 Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Blue Chip 25 Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Blue Chip 25 Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Blue Chip 25 Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Blue Chip 25 Fund.  The bar chart below illustrates how shares of the Blue Chip 25 Fund’s total returns have varied since inception.  The table below illustrates how the Blue Chip 25 Fund’s average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index.  The Blue Chip 25 Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Blue Chip 25 Fund. The bar chart below illustrates how shares of the Blue Chip 25 Fund's total returns have varied since inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Blue Chip 25 Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Hodges Blue Chip 25 Fund Calendar Year Total Returns Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Blue Chip 25 Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2013 was 16.37%.
Highest Quarterly Return:	4Q, 2011	9.46%

Lowest Quarterly Return:	3Q, 2011	-12.44%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.44%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Blue Chip 25 Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
Russell 1000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,718
Annual Return 2010	rr_AnnualReturn2010	7.18%
Annual Return 2011	rr_AnnualReturn2011	0.08%
Annual Return 2012	rr_AnnualReturn2012	12.66%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.31%

[1]	The Advisor has contractually agreed to reduce its fees and pay the Blue Chip 25 Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Retail Class shares of the Blue Chip 25 Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Hodges Equity Income Fund
Hodges Equity Income Fund
Investment Objective
The Hodges Equity Income Fund (the “Equity Income Fund”) seeks income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hodges Equity Income Fund Retail Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hodges Equity Income Fund Retail Class
Management Fees		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.78%
Total Annual Fund Operating Expenses		1.68%
Fee Waiver and/or Expense Reimbursement		(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.30%
[1]	The Advisor has contractually agreed to reduce its fees and pay the Equity Income Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Retail Class shares of the Equity Income Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Equity Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Equity Income Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hodges Equity Income Fund Retail Class	132	493	887	1,955

Portfolio Turnover
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Income Fund’s performance.  During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing equity securities. Equity securities include common stock, preferred stock and equity-equivalent securities such as convertible securities, stock futures contracts or equity options.  The Equity Income Fund may invest in investment-grade, convertible and non-convertible debt securities, U.S. government securities and money market funds.  The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  While the Equity Income Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange (including ADRs, EDRs and GDRs), debt securities of companies, debt obligations of governments and their agencies and other similar securities.  The Fund can invest in small, medium and large-cap as it has no limitations on the size of the market capitalization of equity securities in which it invests.  The Fund may also invest up to 20% of its net assets in equity or debt securities of issuers that do not pay regular dividends or do not have a current cash distribution at the time of purchase.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  Although not a primary investment strategy, the Fund may also engage in short selling and may sell options purchased and write “covered” call options.  The Fund issues dividends from net investment income on a quarterly basis.

The Advisor will consider selling a security in the Equity Income Fund’s portfolio if the Advisor believes that security no longer meets the Advisor’s dividend payment or valuation criteria.  Such evaluation will involve measuring a company’s ability to pay-out dividends on a sustainable basis and potential for additional appreciation in a security relative to its downside risk.  If a stock’s risk parameters appear to outweigh its return opportunity, the stock may be sold.  A stock may also be sold to meet redemptions or if more attractive investment alternatives are identified.  The Advisor will also take tax considerations into account when making a sell decision.  While the Equity Income Fund is managed with consideration given to tax efficiency, the Equity Income Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover has the potential to result in the realization and distribution of capital gains, as well as higher transaction costs.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Equity Income Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Equity Income Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Equity Income Fund may seek to hedge investments or realize additional gains through short sales.  Because the Equity Income Fund may short positions it does not own, potential losses to the Equity Income Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Equity Income Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Equity Income Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Equity Income Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
Debt Security Risk: Debt securities are subject to the risk that their market value will decline because of rising interest rates.  The price of debt securities is generally linked to the prevailing market interest rates.  In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.

•
Convertible Security Risk:  As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.

Performance
The following performance information provides some indication of the risks of investing in the Equity Income Fund.  The bar chart below illustrates how shares of the Equity Income Fund’s total returns have varied since inception.  The table below illustrates how the Equity Income Fund’s average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index.  The Equity Income Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Hodges Equity Income Fund Calendar Year Total Returns Retail Class

The Equity Income Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2013 was 12.89%
Highest Quarterly Return:	3Q, 2010	12.80%

Lowest Quarterly Return:	2Q, 2010	-8.54%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns Hodges Equity Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Return Before Taxes	8.12%	11.37%	Sep 10, 2009
After Taxes on Distributions Retail Class	Return After Taxes on Distributions	7.39%	10.71%
After Taxes on Distributions and Sale of Fund Shares Retail Class	Return After Taxes on Distributions and Sale of Fund Shares	6.25%	9.77%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.23%	Sep 10, 2009

The Equity Income Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hodges Equity Income Fund (the “Equity Income Fund”) seeks income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Income Fund’s performance.  During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Equity Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Equity Income Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing equity securities. Equity securities include common stock, preferred stock and equity-equivalent securities such as convertible securities, stock futures contracts or equity options.  The Equity Income Fund may invest in investment-grade, convertible and non-convertible debt securities, U.S. government securities and money market funds.  The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  While the Equity Income Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange (including ADRs, EDRs and GDRs), debt securities of companies, debt obligations of governments and their agencies and other similar securities.  The Fund can invest in small, medium and large-cap as it has no limitations on the size of the market capitalization of equity securities in which it invests.  The Fund may also invest up to 20% of its net assets in equity or debt securities of issuers that do not pay regular dividends or do not have a current cash distribution at the time of purchase.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  Although not a primary investment strategy, the Fund may also engage in short selling and may sell options purchased and write “covered” call options.  The Fund issues dividends from net investment income on a quarterly basis.

The Advisor will consider selling a security in the Equity Income Fund’s portfolio if the Advisor believes that security no longer meets the Advisor’s dividend payment or valuation criteria.  Such evaluation will involve measuring a company’s ability to pay-out dividends on a sustainable basis and potential for additional appreciation in a security relative to its downside risk.  If a stock’s risk parameters appear to outweigh its return opportunity, the stock may be sold.  A stock may also be sold to meet redemptions or if more attractive investment alternatives are identified.  The Advisor will also take tax considerations into account when making a sell decision.  While the Equity Income Fund is managed with consideration given to tax efficiency, the Equity Income Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover has the potential to result in the realization and distribution of capital gains, as well as higher transaction costs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Equity Income Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Equity Income Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Equity Income Fund may seek to hedge investments or realize additional gains through short sales.  Because the Equity Income Fund may short positions it does not own, potential losses to the Equity Income Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Equity Income Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Equity Income Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Equity Income Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
Debt Security Risk: Debt securities are subject to the risk that their market value will decline because of rising interest rates.  The price of debt securities is generally linked to the prevailing market interest rates.  In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.

•
Convertible Security Risk:  As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Equity Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Equity Income Fund.  The bar chart below illustrates how shares of the Equity Income Fund’s total returns have varied since inception.  The table below illustrates how the Equity Income Fund’s average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index.  The Equity Income Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Equity Income Fund. The bar chart below illustrates how shares of the Equity Income Fund's total returns have varied since inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Equity Income Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Hodges Equity Income Fund Calendar Year Total Returns Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Equity Income Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2013 was 12.89%
Highest Quarterly Return:	3Q, 2010	12.80%

Lowest Quarterly Return:	2Q, 2010	-8.54%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.54%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Equity Income Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Annual Return 2010	rr_AnnualReturn2010	14.51%
Annual Return 2011	rr_AnnualReturn2011	8.07%
Annual Return 2012	rr_AnnualReturn2012	8.12%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.71%
Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.77%

[1]	The Advisor has contractually agreed to reduce its fees and pay the Equity Income Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Retail Class shares of the Equity Income Fund to 1.30% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Hodges Pure Contrarian Fund
Hodges Pure Contrarian Fund
Investment Objective
The Hodges Pure Contrarian Fund (the “Pure Contrarian Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Pure Contrarian Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hodges Pure Contrarian Fund Retail Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hodges Pure Contrarian Fund Retail Class
Management Fees		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.44%
Total Annual Fund Operating Expenses		2.54%
Fee Waiver and/or Expense Reimbursement		(1.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.40%
[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and pay the Pure Contrarian Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Retail Class shares of the Pure Contrarian Fund to 1.40% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Pure Contrarian Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Pure Contrarian Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Pure Contrarian Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hodges Pure Contrarian Fund Retail Class	143	682	1,248	2,790

Portfolio Turnover
The Pure Contrarian Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Pure Contrarian Fund’s performance.  During the most recent fiscal year, the Pure Contrarian Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Pure Contrarian Fund invests primarily in common stocks of companies with an attractive price and free cash flow (the relationship between the price of a company’s stock and that company’s available cash from operations, minus capital expenditures).  Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.  The Pure Contrarian Fund will invest without regard to a company’s market capitalization size.  The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  In addition, the Fund may invest in investment-grade convertible and non-convertible debt securities, U.S. government securities and money market funds.  While the Pure Contrarian Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in foreign equity and debt securities, which include investments in emerging markets.  Such investments in foreign securities may include direct investments and those of securities which are U.S. dollar denominated and trade on a domestic national securities exchange including ADRs, EDRs and GDRs.  The Pure Contrarian Fund is a non-diversified fund, which may result in the portfolio being strategically focused in certain issuers or sectors.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  Although not a primary investment strategy, the Fund may also engage in short selling and may sell options and write “covered” call options.

The Advisor will consider selling a security in the Pure Contrarian Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its appreciation potential.  The Advisor may also sell a security if the basic thesis supporting the contrarian view on an investment materially changes due to unforeseen events.  Such evaluation involves measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  Given the long-term nature of the Pure Contrarian Fund’s contrarian strategy, the portfolio turnover is likely to be less than 100% in a given year under normal market conditions.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Pure Contrarian Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Pure Contrarian Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Pure Contrarian Fund may seek to hedge investments or realize additional gains through short sales.  Because the Pure Contrarian Fund may short positions it does not own, potential losses to the Pure Contrarian Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Pure Contrarian Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Pure Contrarian Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Pure Contrarian Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
Non-Diversification Risk: The Pure Contrarian Fund is non-diversified which means an increase or decrease in the value of a single security may have a greater impact on the Pure Contrarian Fund’s total return than would happen to a diversified fund.

•
Risks of Companies in “Special Situations:”  The Pure Contrarian Fund’s investments in companies experiencing significant business problems could have a negative result in the Fund’s performance if the company does not realize the anticipated favorable prospects.

Performance
The following performance information provides some indication of the risks of investing in the Pure Contrarian Fund.  The bar chart below illustrates how shares of the Pure Contrarian Fund’s total returns have varied since inception.  The table below illustrates how the Pure Contrarian Fund’s average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index.  The Pure Contrarian Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Hodges Pure Contrarian Fund Calendar Year Total Returns Retail Class

The Pure Contrarian Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2013 was 17.28%.

Highest Quarterly Return:	4Q, 2010	19.00%

Lowest Quarterly Return:	3Q, 2011	-24.41%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns Hodges Pure Contrarian Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Return Before Taxes	24.65%	8.39%	Sep 10, 2009
After Taxes on Distributions Retail Class	Return After Taxes on Distributions	23.49%	7.94%
After Taxes on Distributions and Sale of Fund Shares Retail Class	Return After Taxes on Distributions and Sale of Fund Shares	16.85%	7.11%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.23%	Sep 10, 2009

The Pure Contrarian Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hodges Pure Contrarian Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hodges Pure Contrarian Fund (the “Pure Contrarian Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Pure Contrarian Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Pure Contrarian Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Pure Contrarian Fund’s performance.  During the most recent fiscal year, the Pure Contrarian Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Pure Contrarian Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Pure Contrarian Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Pure Contrarian Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Pure Contrarian Fund invests primarily in common stocks of companies with an attractive price and free cash flow (the relationship between the price of a company’s stock and that company’s available cash from operations, minus capital expenditures).  Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.  The Pure Contrarian Fund will invest without regard to a company’s market capitalization size.  The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  In addition, the Fund may invest in investment-grade convertible and non-convertible debt securities, U.S. government securities and money market funds.  While the Pure Contrarian Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in foreign equity and debt securities, which include investments in emerging markets.  Such investments in foreign securities may include direct investments and those of securities which are U.S. dollar denominated and trade on a domestic national securities exchange including ADRs, EDRs and GDRs.  The Pure Contrarian Fund is a non-diversified fund, which may result in the portfolio being strategically focused in certain issuers or sectors.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  Although not a primary investment strategy, the Fund may also engage in short selling and may sell options and write “covered” call options.

The Advisor will consider selling a security in the Pure Contrarian Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its appreciation potential.  The Advisor may also sell a security if the basic thesis supporting the contrarian view on an investment materially changes due to unforeseen events.  Such evaluation involves measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  Given the long-term nature of the Pure Contrarian Fund’s contrarian strategy, the portfolio turnover is likely to be less than 100% in a given year under normal market conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Pure Contrarian Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Management Risk: The Advisor may fail to implement the Pure Contrarian Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Pure Contrarian Fund may seek to hedge investments or realize additional gains through short sales.  Because the Pure Contrarian Fund may short positions it does not own, potential losses to the Pure Contrarian Fund are unlimited.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Pure Contrarian Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Pure Contrarian Fund shareholders.

•
Foreign Securities Risk:  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Pure Contrarian Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk:  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
Non-Diversification Risk: The Pure Contrarian Fund is non-diversified which means an increase or decrease in the value of a single security may have a greater impact on the Pure Contrarian Fund’s total return than would happen to a diversified fund.

•
Risks of Companies in “Special Situations:”  The Pure Contrarian Fund’s investments in companies experiencing significant business problems could have a negative result in the Fund’s performance if the company does not realize the anticipated favorable prospects.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Pure Contrarian Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Pure Contrarian Fund is non-diversified which means an increase or decrease in the value of a single security may have a greater impact on the Pure Contrarian Fund's total return than would happen to a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Pure Contrarian Fund.  The bar chart below illustrates how shares of the Pure Contrarian Fund’s total returns have varied since inception.  The table below illustrates how the Pure Contrarian Fund’s average annual total returns for 1-year and since inception periods compare with that of a broad-based securities index.  The Pure Contrarian Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Pure Contrarian Fund. The bar chart below illustrates how shares of the Pure Contrarian Fund's total returns have varied since inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hodgesmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Pure Contrarian Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Hodges Pure Contrarian Fund Calendar Year Total Returns Retail Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Pure Contrarian Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2013 was 17.28%.

Highest Quarterly Return:	4Q, 2010	19.00%

Lowest Quarterly Return:	3Q, 2011	-24.41%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.41%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Pure Contrarian Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,248
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,790
Annual Return 2010	rr_AnnualReturn2010	27.54%
Annual Return 2011	rr_AnnualReturn2011	(24.46%)
Annual Return 2012	rr_AnnualReturn2012	24.65%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 2009
Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.11%

[1]	Hodges Capital Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and pay the Pure Contrarian Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Retail Class shares of the Pure Contrarian Fund to 1.40% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until July 31, 2014. The Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2013